12. Commitments and Contingent Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingent Liabilities

11.	Commitments

Leases

The Company determines whether an arrangement is a lease at inception. On January 25, 2019, the Company relocated its corporate headquarters from Lexington Massachusetts to Framingham, Massachusetts. The sublease calls for total future minimum rent payments of approximately $50,000 and has a termination date of September 30, 2020, which corresponds to the underlying base lease. The Company does not have options to extend, termination options or material residual value guarantees. The Company recorded a right-of-use (“ROU”) asset and corresponding lease liability on the condensed consolidated balance sheet. The Company recognized a ROU asset and a lease liability of approximately $43,000 during the three months ended March 31, 2019. As the sublease does not provide an implicit rate, we used our incremental borrowing rate (10.2%) based on the information available at the lease’s commencement date in determining the present value of lease payments.

Supplemental cash flow information and non-cash activity related to our operating leases are as follows:

Three Months Ended March 31,
2019
Operating cash flow information:
Cash paid for amounts included in the measurement of lease liabilities	$3,977
Non-cash activity:
Right-of-use assets obtained in exchange for lease obligations	$43,330

Supplemental balance sheet information related to our operating leases is as follows:

	Balance Sheet Classification	March 31, 2019
Right-of-use assets	Other assets	$39,353
Current lease liabilities	Accrued expenses and other current liabilities	$26,234
Non-current lease liabilities	Other liabilities	$13,119

The Company did not apply the provisions of ASU 2016-02 to the lease of its former headquarters in Lexington, Massachusetts or its office space lease in Miami, Florida as they did not have a material impact on our condensed consolidated financial statements. The leases would have resulted in a combined increase in total assets of approximately $11,000 and a combined increase in total liabilities of approximately $12,000 in our March 31, 2019 condensed consolidated balance sheet, respectively, and would not have a material impact on our accumulated deficit as of the beginning of 2019. The lease of the Company’s former headquarters expired on January 31, 2019 and the Miami office space lease expires in November 2019. As of March 31, 2019, total minimum lease payments on these leases are $12,449.

12.	Commitments and Contingent Liabilities

Leases

In August 2013, the Company entered into the Lexington Lease to lease office and laboratory space under an operating lease with a commencement date of January 1, 2014 and a termination date of January 31, 2019. With the execution of this lease, the Company is required to maintain a $66,000 letter of credit as a security deposit. The letter of credit is secured by a certificate of deposit, which is classified as restricted cash within the consolidated balance sheets. The letter of credit is required to be maintained through May 1, 2019.

In December 2016, the Company entered into a one-year lease of office space in Miami, Florida, under an operating lease with a commencement date of December 1, 2016, and a termination date of November 30, 2017. The Company renewed this lease in November 2017 for an additional two years with a revised termination date of November 30, 2019.

The Company’s contractual commitments under all non-cancelable operating leases as of December 31, 2018, are as follows:

As of December 31,	Total Operating Leases
2019	$24,583
2020	–
Total minimum lease payments	$24,583

Rent expense is calculated on a straight-line basis over the term of the leases. Rent expense under the Company’s operating leases was approximately $0.1 million for the years ended December 31, 2018 and 2017, respectively.

Subsequent to year end, the Lexington Lease expired and the Company relocated its corporate headquarters to Framingham, Massachusetts. The new lease commenced in January 2019 and has a termination date of September 30, 2020. The total contractual commitment of approximately $50,000 associated with the new lease is not reflected in the table above.

Litigation

On August 27, 2015, Eurogentec S.A. (“EGT”), a former supplier of the Company, brought an action against the Company in the Commercial Court of the Canton of Zurich Switzerland (the “Court”) alleging nonpayment of invoices for services provided by EGT. The Company requested dismissal of the claim based on the argument that EGT knew, or should have known, that the services provided by EGT should not have been performed or had not been properly performed. On July 12, 2017, the Court rendered a decision in favor of EGT ordering the Company to pay approximately $0.7 million to EGT, representing all amounts that EGT alleged were owed by the Company, plus interest and court and legal fees. The Company had previously recorded $0.6 million related to this contract when the relevant services were provided and accrued an additional $0.1 million related to interest and fees in 2017 as a result of the ruling. In December 2017, the Company entered into a Settlement Agreement and paid approximately $0.6 million to settle all claims associated with this matter.